DUE TO RELATED PARTIES	12 Months Ended
Mar. 31, 2022
White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
DUE TO RELATED PARTIES

NOTE 8: DUE TO RELATED PARTIES

The Company receives its support from Ecoark Holdings and other subsidiaries of Ecoark Holdings.

As of March 31, 2022 and 2021, the intercompany advances balance with Ecoark Holdings was $25,068,890 and $21,582,193, respectively. There is no interest charged on this amount and the amount is due on demand and reflected as a current liability. The balance is comprised of expenses paid on behalf of the Company by Ecoark Holdings.

Prior to July 1, 2021, the financial statements reflect allocations of certain Ecoark Holdings corporate, infrastructure and shared services expenses, including centralized research, legal, human resources, payroll, finance and accounting, employee benefits, real estate, insurance, information technology, telecommunications, treasury, and other income and expenses for interest expense on debt that portions were used for White River, changes in derivative liabilities on the books of Ecoark Holdings for warrants granted in offerings of which proceeds went towards the operations of White River, and conversions of debt. Where possible, these charges were allocated based on direct usage, with the remainder allocated on a pro rata basis of headcount, asset, or other allocation methodologies that are considered to be a reasonable reflection of the utilization of services provided or the benefit received by the Company during the periods presented pursuant to SAB Topic 1.B.1. The allocations may not, however, reflect the expense the Company would have incurred as a standalone company for the periods presented. These costs also may not be indicative of the expenses that the Company will incur in the future or would have incurred if the Company had obtained these services from a third party.

During the year ended March 31, 2021, the Company converted and paid $2,362,760 in amounts due to prior owners. The Company recognized a loss on conversion of $1,247,971 in the year ended March 31, 2021.